Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Accrued Liabilities [Abstract]
Accrued pension	$ 753	$ 742
Accrued other postretirement benefits	4,775	10,758
Accrued compensation and benefits	84,404	102,009
Accrued interest	13,252	12,374
Accrued warranties	30,079	18,977
Accrued workers' compensation	16,583	17,635
Accrued income tax	3,796	5,974
Operating lease liabilities	13,139
All other	60,622	71,103
Total accrued expenses	$ 227,403	$ 239,572